SEGMENT INFORMATION	6 Months Ended
Jun. 30, 2020
Operating Segments [Abstract]
SEGMENT INFORMATION
SEGMENT INFORMATION
The partnership’s operations are organized into four operating segments which are regularly reviewed by the Chief Operating Decision Maker (the “CODM”) for the purpose of allocating resources to the segment and to assess its performance. The key measures used by the CODM in assessing performance and in making resource allocation decisions are company funds from operations, which is calculated as net income excluding the impact of depreciation and amortization, deferred income taxes, breakage and transaction costs, non-cash valuation gains or losses and other items (“Company FFO”), and Company FFO excluding the impact of realized disposition gains (losses), interest expense, current income taxes, and realized disposition gains, current income taxes and interest expense related to equity accounted investments (“Company EBITDA”).

	Three Months Ended June 30, 2020
	Total attributable to the partnership
(US$ MILLIONS)	Business services	Infrastructure services	Industrials	Corporate and other	Total
Revenues	$4,053	$1,120	$2,197	$—	$7,370
Direct operating costs	(3,763)	(791)	(1,728)	(3)	(6,285)
General and administrative expenses	(80)	(53)	(74)	(21)	(228)
Equity accounted Company EBITDA (3)	4	42	17	—	63
Company EBITDA attributable to others (4)	(150)	(170)	(314)	—	(634)
Company EBITDA (1)	64	148	98	(24)	286
Gain (loss) on acquisitions / dispositions, net	—	—	(4)	—	(4)
Other income (expenses), net (5)	3	(23)	1	—	(19)
Interest income (expense), net	(52)	(76)	(224)	(1)	(353)
Realized disposition gain (loss), current income taxes and interest expenses related to equity accounted investment (3)	(2)	(16)	(4)	—	(22)
Current income taxes	(33)	(4)	4	10	(23)
Company FFO attributable to others (net of Company EBITDA attributable to others) (4)	59	58	191	—	308
Company FFO (1)	39	87	62	(15)	173
Depreciation and amortization expense (2)					(533)
Impairment expense, net					(29)
Other income (expense), net (5)					168
Deferred income taxes					67
Non-cash items attributable to equity accounted investments (3)					(23)
Non-cash items attributable to others (4)					68
Net income (loss) attributable to unitholders (1)					$(109)
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(1)
Company EBITDA, Company FFO and net income attributable to unitholders include Company EBITDA, Company FFO, and net income attributable to limited partnership unitholders, general partnership unitholders, redemption-exchange unitholders and special limited partnership unitholders.

(2)
For the three month period ended June 30, 2020, depreciation and amortization by segment is as follows: business services $103 million, infrastructure services $163 million, industrials $267 million, and corporate and other $nil.

(3)	The sum of these amounts equates to equity accounted income of $18 million as per the unaudited interim condensed consolidated statements of operating results.

(4)	Total cash and non-cash items attributable to the interest of others equals net income of $258 million as per the unaudited interim condensed consolidated statements of operating results.

(5)	The sum of these amounts equates to other income of $149 million as per the unaudited interim condensed consolidated statements of operating results.

	Six Months Ended June 30, 2020
	Total attributable to the partnership
(US$ MILLIONS)	Business services	Infrastructure services	Industrials	Corporate and other	Total
Revenues	$10,582	$2,290	$4,644	$—	$17,516
Direct operating costs	(10,021)	(1,599)	(3,561)	(5)	(15,186)
General and administrative expenses	(171)	(91)	(165)	(45)	(472)
Equity accounted Company EBITDA (3)	15	77	43	—	135
Company EBITDA attributable to others (4)	(322)	(373)	(718)	—	(1,413)
Company EBITDA (1)	83	304	243	(50)	580
Gain (loss) on acquisitions / dispositions, net	186	—	(7)	—	179
Other income (expenses), net (5)	9	(29)	1	—	(19)
Interest income (expense), net	(110)	(165)	(447)	5	(717)
Realized disposition gain (loss), current income taxes and interest expenses related to equity accounted investment (3)	(4)	(24)	(8)	—	(36)
Current income taxes	(52)	(6)	(61)	21	(98)
Company FFO attributable to others (net of Company EBITDA attributable to others) (4)	(31)	111	398	—	478
Company FFO (1)	81	191	119	(24)	367
Depreciation and amortization expense (2)					(1,071)
Impairment expense, net					(142)
Other income (expense), net (5)					(49)
Deferred income taxes					165
Non-cash items attributable to equity accounted investments (3)					(90)
Non-cash items attributable to others (4)					585
Net income (loss) attributable to unitholders (1)					$(235)
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(1)
Company EBITDA, Company FFO and net income attributable to unitholders include Company EBITDA, Company FFO, and net income attributable to limited partnership unitholders, general partnership unitholders, redemption-exchange unitholders and special limited partnership unitholders.

(2)
For the six month period ended June 30, 2020, depreciation and amortization by segment is as follows: business services $213 million, infrastructure services $328 million, industrials $530 million, and corporate and other $nil.

(3)	The sum of these amounts equates to equity accounted income of $9 million as per the unaudited interim condensed consolidated statements of operating results.

(4)	Total cash and non-cash items attributable to the interest of others equals net income of $350 million as per the unaudited interim condensed consolidated statements of operating results.

(5)	The sum of these amounts equates to other expenses of $68 million as per the unaudited interim condensed consolidated statements of operating results.

	Three Months Ended June 30, 2019
	Total attributable to the partnership
(US$ MILLIONS)	Business services	Infrastructure services	Industrials	Corporate and other	Total
Revenues	$7,345	$1,105	$2,267	$—	$10,717
Direct operating costs	(7,169)	(838)	(1,767)	(2)	(9,776)
General and administrative expenses	(67)	(41)	(85)	(18)	(211)
Equity accounted Company EBITDA (3)	11	35	17	—	63
Company EBITDA attributable to others (4)	(59)	(173)	(324)	—	(556)
Company EBITDA (1)	61	88	108	(20)	237
Gain (loss) on acquisitions / dispositions, net	522	—	—	—	522
Other income (expenses), net (5)	—	4	—	—	4
Interest income (expense), net	(38)	(97)	(186)	8	(313)
Realized disposition gain (loss), current income taxes and interest expenses related to equity accounted investment (3)	(2)	(5)	(3)	—	(10)
Current income taxes	(47)	—	(51)	5	(93)
Company FFO attributable to others (net of Company EBITDA attributable to others) (4)	(154)	64	178	—	88
Company FFO (1)	342	54	46	(7)	435
Depreciation and amortization expense (2)					(441)
Impairment expense, net					(324)
Other income (expense), net (5)					(185)
Deferred income taxes					41
Non-cash items attributable to equity accounted investments (3)					(30)
Non-cash items attributable to others (4)					611
Net income (loss) attributable to unitholders (1)					$107
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(1)
Company EBITDA, Company FFO and net income attributable to unitholders include Company EBITDA, Company FFO, and net income attributable to limited partnership unitholders, general partnership unitholders, redemption-exchange unitholders and special limited partnership unitholders.

(2)
For the three month period ended June 30, 2019, depreciation and amortization by segment is as follows: business services $58 million, infrastructure services $179 million, industrials $204 million, and corporate and other $nil.

(3)	The sum of these amounts equates to equity accounted income of $23 million as per the unaudited interim condensed consolidated statements of operating results.

(4)	Total cash and non-cash items attributable to the interest of others equals net loss of $143 million as per the unaudited interim condensed consolidated statements of operating results.

(5)	The sum of these amounts equates to other expenses of $181 million as per the unaudited interim condensed consolidated statements of operating results.

	Six Months Ended June 30, 2019
	Total attributable to the partnership
(US$ MILLIONS)	Business services	Infrastructure services	Industrials	Corporate and other	Total
Revenues	$14,280	$2,394	$3,244	$—	$19,918
Direct operating costs	(13,947)	(1,730)	(2,288)	(4)	(17,969)
General and administrative expenses	(134)	(75)	(143)	(37)	(389)
Equity accounted Company EBITDA (3)	19	56	21	—	96
Company EBITDA attributable to others (4)	(112)	(422)	(619)	—	(1,153)
Company EBITDA (1)	106	223	215	(41)	503
Gain (loss) on acquisitions / dispositions, net	522	—	(2)	—	520
Other income (expenses), net (5)	—	—	2	—	2
Interest income (expense), net	(58)	(198)	(255)	14	(497)
Realized disposition gain (loss), current income taxes and interest expenses related to equity accounted investment (3)	(3)	(8)	(4)	—	(15)
Current income taxes	(57)	9	(85)	10	(123)
Company FFO attributable to others (net of Company EBITDA attributable to others) (4)	(136)	130	256	—	250
Company FFO (1)	374	156	127	(17)	640
Depreciation and amortization expense (2)					(752)
Impairment expense, net					(324)
Other income (expense), net (5)					(273)
Deferred income taxes					22
Non-cash items attributable to equity accounted investments (3)					(51)
Non-cash items attributable to others (4)					907
Net income (loss) attributable to unitholders (1)					$169
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(1)
Company EBITDA, Company FFO and net income attributable to unitholders include Company EBITDA, Company FFO, and net income attributable to limited partnership unitholders, general partnership unitholders, redemption-exchange unitholders and special limited partnership unitholders.

(2)
For the six month period ended June 30, 2019, depreciation and amortization by segment is as follows: business services $115 million, infrastructure services $348 million, industrials $289 million, and corporate and other $nil.

(3)	The sum of these amounts equates to equity accounted income of $30 million as per the unaudited interim condensed consolidated statements of operating results.

(4)	Total cash and non-cash items attributable to the interest of others equals net loss of $4 million as per the unaudited interim condensed consolidated statements of operating results.

(5)	The sum of these amounts equates to other expenses of $271 million as per the unaudited interim condensed consolidated statements of operating results.
Segment Assets
For the purpose of monitoring segment performance and allocating resources between segments, the CODM monitors the assets, including investments accounted for using the equity method, attributable to each segment.
The following is an analysis of the partnership’s assets by reportable operating segment as at June 30, 2020 and December 31, 2019:

	As at June 30, 2020
(US$ MILLIONS)	Business services	Infrastructure services	Industrials	Corporate and other	Total
Total assets	$17,363	$10,845	$22,011	$59	$50,278

	As at December 31, 2019
(US$ MILLIONS)	Business services	Infrastructure services	Industrials	Corporate and other	Total
Total assets	$18,132	$10,619	$22,742	$258	$51,751

Revenues from Contracts with Customers
The tables below summarize the partnership’s segment revenues by geography for revenues from contracts with customers for the three and six months ended June 30, 2020:

	Three Months Ended June 30, 2020
(US$ MILLIONS)	Business services	Infrastructure services	Industrials	Corporate and other	Total
United Kingdom	2,000	112	44	—	2,156
United States of America	12	370	883	—	1,265
Australia	1,016	2	20	—	1,038
Europe	233	349	417	—	999
Other	181	98	428	—	707
Canada	336	21	106	—	463
Brazil	58	16	163	—	237
Mexico	—	—	135	—	135
Total revenues from contracts with customers	$3,836	$968	$2,196	$—	$7,000
Other revenues	$217	$152	$1	$—	$370
Total revenues	$4,053	$1,120	$2,197	$—	$7,370

	Six Months Ended June 30, 2020
(US$ MILLIONS)	Business services	Infrastructure services	Industrials	Corporate and other	Total
United Kingdom	$6,257	$187	$91	$—	$6,535
United States of America	13	916	1,770	—	2,699
Australia	2,003	6	31	—	2,040
Europe	495	578	1,136	—	2,209
Other	377	204	683	—	1,264
Canada	830	40	234	—	1,104
Brazil	201	39	369	—	609
Mexico	—	—	327	—	327
Total revenues from contracts with customers	$10,176	$1,970	$4,641	$—	$16,787
Other revenues	$406	$320	$3	$—	$729
Total revenues	$10,582	$2,290	$4,644	$—	$17,516
The tables below summarize the partnership’s segment revenues by geography for revenues from contracts with customers for the three and six months ended June 30, 2019:

	Three Months Ended June 30, 2019
(US$ MILLIONS)	Business services	Infrastructure services	Industrials	Corporate and other	Total
United Kingdom	$5,028	$84	$27	$—	$5,139
United States of America	168	376	748	—	1,292
Europe	174	324	688	—	1,186
Canada	859	15	173	—	1,047
Australia	896	3	—	—	899
Other	148	133	178	—	459
Brazil	68	22	275	—	365
Mexico	—	2	176	—	178
Total revenues from contracts with customers	$7,341	$959	$2,265	$—	$10,565
Other revenues	$4	$146	$2	$—	$152
Total revenues	$7,345	$1,105	$2,267	$—	$10,717

	Six Months Ended June 30, 2019
(US$ MILLIONS)	Business services	Infrastructure services	Industrials	Corporate and other	Total
United Kingdom	$9,874	$161	$48	$—	$10,083
United States of America	286	914	848	—	2,048
Europe	332	635	1,050	—	2,017
Canada	1,749	28	364	—	2,141
Australia	1,616	6	—	—	1,622
Other	286	292	203	—	781
Brazil	119	49	506	—	674
Mexico	—	5	220	—	225
Total revenues from contracts with customers	$14,262	$2,090	$3,239	$—	$19,591
Other revenues	$18	$304	$5	$—	$327
Total revenues	$14,280	$2,394	$3,244	$—	$19,918